Employee Benefit Plans Allocation of Plan Assets (Details) - UNITED KINGDOM	Sep. 30, 2018
Equity
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations, percentage	51.30%
Target plan assets allocation, percentage	23.50%
Index‑linked gilts
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations, percentage	29.00%
Target plan assets allocation, percentage	76.50%
Cash
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations, percentage	19.70%
Target plan assets allocation, percentage	0.00%